EF MORTGAGE DEPOSITOR II LLC ABS-15G

Exhibit 99.03

Exception Grades
Run Date - 8/26/2021 12:48:47 PM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
203958421				6938461	[REDACTED]	[REDACTED]	Credit	Asset	Asset Documentation	Asset	Guideline Issue: Insufficient asset documentation.	Financial Institution: [REDACTED] N.A / End Date: [REDACTED]// Account Type: Checking / Account Number: [REDACTED]	Please provide 03/2018 bank statement supporting 2 months.				Reviewer Comment (2018-06-26): march statement provided Seller Comment (2018-06-22): Please see attached 3.18 stmt	06/26/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
203958421				6938467	[REDACTED]	[REDACTED]	Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of [REDACTED] is less than the note amount of [REDACTED] based on the title evidence in file.	Supplemental Report reflects a policy amount of $XXXX, however the Note reflects a loan amount of $XXXX.				Reviewer Comment (2018-06-26): supplemental report shows XXXXK Seller Comment (2018-06-21): see attached	06/26/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other		C	A	C	A	C	A	A	A	Non QM	Non QM	No
203958421				6938520	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-06-26): screenshot provided with delivery date	06/26/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
203958421				6938521	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Subject loan transaction disbursed on [REDACTED] prior to three (3) business days from transaction date of [REDACTED]	Disclosure reflects a disbursement date of (XX/XX/XXXX) however, the RTC reflects an expiration date of (XX/XX/XXXX).				Reviewer Comment (2018-06-28): Post CD reflects actual disbursement date of XX/XX/XXXX	06/28/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203958421				6938524	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Missing evidence of the borrower's electronic consent.				Reviewer Comment (2018-06-26): disclosure provided	06/26/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	A	C	A	C	A	A	A	Non QM	Non QM	No
203958421				6938526	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed a Closing Date that did not match the actual date of consummation. (Final/XX/XX/XXXX)	Disclosure reflects Closing Date of (XX/XX/XXXX), but transaction consummation (mortgage notary) date was (XX/XX/XXXX).				Reviewer Comment (2018-06-28): letter and corrected post CD provided Seller Comment (2018-06-27): Please see uploaded PCCD.		06/28/2018		1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203958421				6938527	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/XX/XX/XXXX)	Cure for (Mortgage Broker Fee) of ($1,200.00) was not provided.				Reviewer Comment (2018-06-28): COC provided Seller Comment (2018-06-27): Please see TRID Zero Percent Tolerance Violation finding.	06/28/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
203958421				6938528	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of $13,200.00 exceeds tolerance of $12,000.00. Insufficient or no cure was provided to the borrower. (73109)	Fee disclosed as ($12,000) on (LE dated XX/XX/XXXX), but disclosed as ($13,200.00) on Final Closing Disclosure.				Reviewer Comment (2018-06-28): COC provided Seller Comment (2018-06-27): Please see the uploaded initial CD reasons. The borrower originally requested we increase the loan size with the new appraised value. This resulted in an increase in the broker fee. The loan size was later lowered at docs which got us to the final $13,200 figure.	06/28/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
204077820				6973342	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Esign Consent Agreement Status	ESIGN Act – Loan file does not contain evidence of borrower’s consent to receive electronic disclosures.	Missing evidence of the borrower's electronic consent.				Reviewer Comment (2018-06-26): disclosure provided	06/26/2018			1	A	[REDACTED]	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No
204077820				6973344	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/XX/XX/XXXX)	Disclosure reflects an Appraised Property Value of $XXXX. The Appraisal reflects a value of $XXXX however the Desk Review reflects a value of $XXXX, this used by Lender to qualify.				Reviewer Comment (2018-06-25): Lower of two values used for LTV and lower value on CD.	06/25/2018			1	A	[REDACTED]	FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	C	C	B	C	C	A	A	Non QM	Non QM	Yes
204077820				6973345	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/06/2018)	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-08-02): Per client no evidence of earlier receipt. Unable to cure. Seller Comment (2018-08-01): No evidence of earlier receipt. No cure.				3	C	[REDACTED]	FL	Primary	Refinance - Cash-out - Other	No Defined Cure	C	C	C	B	C	C	A	A	Non QM	Non QM	No
204077820				6973535	[REDACTED]	[REDACTED]	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of 77.65472% exceeds Guideline loan to value percentage of 77.00000%.	Per Expanded Approval BB guidelines, maximum LTV for Cash-out is 75% + 2 stacked = 77%. Loan was approved at 77.655% LTV. No exception in file.	Borrower has job stability for 6+ years of self employment 18+ months reserves > 2 months guideline minimum			Reviewer Comment (2018-06-29): Lender Deviation Approval in file supported by Compensating Factors. Reviewer Comment (2018-06-26): both initial and final loan approvals (pg4 & 5) and loan summary (pg7) reflect LMC Expanded approval BB Bank Statement Seller Comment (2018-06-25): Loan was approved as Super-Prime/Alt-A. Please see Loan Summary Final Approval			06/29/2018	2	B	[REDACTED]	FL	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
204077820				6973715	[REDACTED]	[REDACTED]	Credit	Guideline	Guideline Issue	Guideline	Loan product type is ineligible per guidelines.		Loan was approved Expanded Approval, BB, 24 months business bank statements. Per guidelines, Bank Stmt Self Employed: Personal or Business, 24 month, limited to AA and A.	Borrower has job stability for 6+ years of self employment 18+ months reserves > 2 months guideline minimum			Reviewer Comment (2018-06-29): Lender Deviation Approval in file supported by Compensating Factors. Seller Comment (2018-06-28): please see updated approval Reviewer Comment (2018-06-26): both initial and final loan approvals (pg4 & 5) and loan summary (pg7) reflect LMC Expanded approval BB Bank Statement Seller Comment (2018-06-25): Loan was approved on Super-Prime/ AltA.			06/29/2018	2	B	[REDACTED]	FL	Primary	Refinance - Cash-out - Other		C	C	C	B	C	C	A	A	Non QM	Non QM	No
204423403	7717436	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 3.22 is less than Guideline PITIA months reserves of 6.00.	Please provide additional assets for reserves. Asset worksheet in file only reflects that 3 months reserves are required. Per Super-Prime/Alt A guidelines, 6 months PITIA reserves are required.	Borrower has employment stability for 9 years in the sales industry and 4.5 yrs with current employer; good residual income	Reviewer Comment (2018-08-24): Lender Deviation Approval in file supported by Compensating Factors.

Seller Comment (2018-08-24): please see attached approval

Reviewer Comment (2018-08-23): The loan approval and UW summary reference no exceptions/lender deviations noted. Can you resend the final version for review that includes reserve exception made & approved?

Seller Comment (2018-08-21): Please refer to UW Analysis, 3 months reserve was approved by sr. mgmt

Seller Comment (2018-08-20): Ignore previous comment.

Seller Comment (2018-08-20): No point if responding due to other EV3 which is incurable.  To be removed from sale.
																				08/24/2018	2	B	[REDACTED]	TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
204423403	7717740	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on 08/10/2018 reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/XX/XX/XXXX)	Section B reflects paid to Lender. Disclosure reflects Credit Report - Lender paid to the Lender fbo Credit Company.	Reviewer Comment (2018-08-28): Client acknowledges - rating 2 remains

Seller Comment (2018-08-27): Thank you.  No correction contemplated as overall loan rating will not improve.

Reviewer Comment (2018-08-24): Lender intro language FBO is acceptable.  However, need to have specific name of the 3rd party who is being reimbursed.

Seller Comment (2018-08-22): Just to be clear, you're okay with the "Lender fbo" intro language that we've been using for a couple of years now?

Reviewer Comment (2018-08-22): Please ignore 08/22/2018 comment made at 01:25 PM exception remains open.

Reviewer Comment (2018-08-22): CD reflects fee ultimately being paid to 3rd party.

Reviewer Comment (2018-08-22): Fee should be disclosed as paid to the specific credit company as it is the entity ultimately receiving the payment.  Corrected CD required to cure

Seller Comment (2018-08-22): As noted in a similar comment, this fee has nothing to do with the borrower reimbursing the broker.  If your comment is that the generic "Credit Company" is not appropriate, I agree.

Reviewer Comment (2018-08-22): 1026.38(f)(2) provides that "the name of the person ultimately receiving the payment for each such amount" is listed. Accordingly, although the borrower is reimbursing the broker, the CD should show borrower paid to third party if the third party is ultimately receiving the payment.

Seller Comment (2018-08-20): Ignore previous comment.  This is the correct way to disclose a fee that we collect and pay to a third-party.

Seller Comment (2018-08-20): No point in responding due to incurable EV3.  To be removed from sale.
																				08/28/2018	2	B	[REDACTED]	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204423403				7717741	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Status	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.	Missing evidence of the borrower's receipt of the ARM Disclosure.				Reviewer Comment (2018-08-21): disclosure provided Seller Comment (2018-08-20): I spoke too soon. Forgot to check with broker. See uploaded ARM Disclosure provided by broker. Seller Comment (2018-08-20): Not curable. To be removed from sale.	08/21/2018			1	A	[REDACTED]	TX	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
204423403				7718040	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		Document Preparation Fee reflected in Section B, should be in Section C. Provider used was not listed on SSPL.				Reviewer Comment (2018-08-22): Final CD has fee ultimately being paid to a 3rd party. Seller Comment (2018-08-20): Borrower was not allowed to shop for this fee on LE. Provider not required to be listed on SSPL. Seller Comment (2018-08-20): No point in responding due to incurable EV3. To be removed from sale.	08/22/2018			1	A	[REDACTED]	TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
204779089				8357798	[REDACTED]	[REDACTED]	Credit	Title	General	Title	Final Title Policy Coverage is less than Original Loan Amount.	The Title Policy Amount of [REDACTED] is less than the note amount of [REDACTED] based on the title evidence in file.	Please provide a final title policy showing title insurance sufficient to cover the loan amount.				Reviewer Comment (2018-10-12): Received documentation. Seller Comment (2018-10-11): please see attached	10/12/2018			1	A	[REDACTED]	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
204779089				8951531	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of 52.52853% exceeds Guideline total debt ratio of 50.00000%.	Asset depletion removed from income.	Guideline variance approved by lender at time of origination. $900/month reduction. 53% LTV < 80%guideline max Borrower has employment stability for 42 years		Originator Originator Originator	Reviewer Comment (2018-11-07): Deviation request approved.			11/07/2018	2	B	[REDACTED]	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
204779089				8951540	[REDACTED]	[REDACTED]	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Only one year W2 provided.	Guideline variance approved by lender at time of origination. $900/month reduction. 53% LTV < 80%guideline max Borrower has employment stability for 42 years		Originator Originator Originator	Reviewer Comment (2018-11-07): Deviation request approved.			11/07/2018	2	B	[REDACTED]	CA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
206650908				11472706	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		The lender approved an exception for payment shock exceeding 339% which exceeds the applicable guideline limit of 300%.	Borrower on this bank statement documentation loan has a disposable income of $13,530.35.		Originator	Reviewer Comment (2019-04-12): Lender Exception regarding Payment Shock. The Lender's Compensating factor is the residual income.			04/12/2019	2	B	[REDACTED]	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206650908				11473323	[REDACTED]	[REDACTED]	Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	The loan file does not contain the Illinois certificate of compliance				Reviewer Comment (2019-04-18): Received IL Certificate of Compliance. Seller Comment (2019-04-17): Please see attached	04/18/2019			1	A	[REDACTED]	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
206650908				11474402	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 5.92 is less than Guideline PITIA months reserves of 6.00.	The Borrower is slightly short of the full 6 months of Reserve requirements.	Borrower on this bank statement documentation loan has a disposable income of $13,530.35. Borrower has employment stability, Self-Employed for 10 years.		Originator Originator	Reviewer Comment (2019-04-18): Lender Deviation Approval in file supported by Compensating Factors Seller Comment (2019-04-17): please see attached			04/18/2019	2	B	[REDACTED]	IL	Primary	Purchase		C	B	C	B	C	A	A	A	Non QM	Non QM	No
208534367				14782943	[REDACTED]	[REDACTED]	Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		Final title policy is missing from the file.				Reviewer Comment (2019-10-22): Received and cleared Buyer Comment (2019-10-21): See attached	10/22/2019			1	A	[REDACTED]	CT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
208534367				14782945	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/04/2019)	There is no documentation the borrower was provided with a copy of the valuation 3 business days prior to closing.				Reviewer Comment (2019-10-24): Borrower(s) signed Appraisal Acknowledgment at closing. Re-Tested, Exception Cleared. Buyer Comment (2019-10-23): See related exception Reviewer Comment (2019-10-23): See comments on related HPML Exception. Buyer Comment (2019-10-22): See related exception	10/24/2019			1	A	[REDACTED]	CT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
208534367	14782948	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer)	TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/04/2019)	There is no documentation the borrower was provided with a copy of the valuation 3 business days prior to closing. -Disclosure summary provided for Appraisal does not provide a date for message viewed. Unable to confirm Borrower received valuation.	Reviewer Comment (2019-10-24): Borrower(s) signed Appraisal Acknowledgment at closing. Re-Tested, Exception Cleared.

Buyer Comment (2019-10-23): Apologies, please see attached which confirms the borrowers receipt of the appraisal on 10/8

Reviewer Comment (2019-10-23): Presumed receipt date was 10/11, which was on a Friday. Excluding the weekend, the 3 business days would be Monday 10/14 to Wednesday 10/16. Earliest date would have been 10/17. Confirmation that the borrower received the appraisal report by 10/9 would be needed to clear this exception.

Buyer Comment (2019-10-22): D0163 provides evidence that the appraisal was sent on 10/8 with a presumed receipt date of 10/11, which is 3 days prior to the consummation date of 11/15
																		10/24/2019			1	A	[REDACTED]	CT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
208534367				14782956	[REDACTED]	[REDACTED]	Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [REDACTED] or Final Disclosure APR of [REDACTED] is in excess of allowable threshold of APOR [REDACTED] + [REDACTED] or [REDACTED] Non-Compliant Higher Priced Mortgage Loan.	Section 35 indicates the APR of 6.255% is a Compliant Higher Priced Mortgage.				Reviewer Comment (2019-10-24): Borrower(s) signed Appraisal Acknowledgment at closing. Re-Tested, Exception Cleared. Buyer Comment (2019-10-23): See related exception Reviewer Comment (2019-10-23): See comments on related HPML Exception. Buyer Comment (2019-10-22): See related exception	10/24/2019			1	A	[REDACTED]	CT	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209178712				15512257	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 2.58 is less than Guideline PITIA months reserves of 6.00.	The guidelines require six months of reserve assets; however, only 2.58 months of reserves were verified. Lender deviation provided; however, compensating factors listed are generalized and not specific. Provide updated deviation with at least 2-3 valid, detailed compensating factors.	Borrower on this Full Income documentation loan has a disposable income of $4,174.94 Borrower has job stability for 13 years as a XXXX 750 representative FICO score > 660 guideline minimum - 90 points above guideline minimum		Originator Originator Originator	Reviewer Comment (2019-11-25): Lender Deviation Approval in file supported by Compensating Factors Buyer Comment (2019-11-22): Please see attached. Thank you.			11/25/2019	2	B	[REDACTED]	MA	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
209305853				15740596	[REDACTED]	[REDACTED]	Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The Brokers / Lenders initial loan application was not evidenced in the file				Reviewer Comment (2019-12-26): Uploaded as trailing doc Buyer Comment (2019-12-26): see attached	12/26/2019			1	A	[REDACTED]	FL	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
209305853				15740597	[REDACTED]	[REDACTED]	Credit	Credit	Credit Calculation / Analysis	Credit	Guideline Issue: Insufficient tradelines per credit guidelines		Lender Exception in file. Two (2) trade lines < four (4) minimum requirement per guidelines with minimum 2 year tradeline history. Tradelines reported does not meet guideline requirement.	81.6% LTV Residual income $6,755 43.99% DTI ratio		Originator Originator Originator	Reviewer Comment (2019-12-26): Lender deviation provided.			12/26/2019	2	B	[REDACTED]	FL	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
209305853				15740598	[REDACTED]	[REDACTED]	Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Copy of hazard policy does not show lien-holder				Reviewer Comment (2019-12-26): uploaded as trailing doc Buyer Comment (2019-12-26): Please see attached. Thank you.	12/26/2019			1	A	[REDACTED]	FL	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
209305853				15740601	[REDACTED]	[REDACTED]	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		FTHB with no verifiable housing history.	81.6% LTV Residual income $6,755 43.99% DTI ratio		Originator Originator Originator	Reviewer Comment (2019-12-26): Lender deviation provided.			12/26/2019	2	B	[REDACTED]	FL	Primary	Purchase		B	B	B	B	B	A	A	A	Non QM	Non QM	No
209355995				15780559	[REDACTED]	[REDACTED]	Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Missing Non US Citizen verification for XXXX.				Reviewer Comment (2020-01-09): Received alternate ID, acceptable proof of citizenship. Buyer Comment (2020-01-07): Per 1003 XXX is a US citizen. Thank you.	01/09/2020			1	A	[REDACTED]	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209355995				15780560	[REDACTED]	[REDACTED]	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 577 is less than Guideline representative FICO score of 600.	577 FICO does not meet minimum required FICO of 600.	DTI 15.18% Self-employed 15 years Residual income $12,042.72		Originator Originator Originator	Reviewer Comment (2020-01-03): Lender deviation provided.			01/03/2020	2	B	[REDACTED]	FL	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
209356001				15780518	[REDACTED]	[REDACTED]	Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Disclosure was not provided.				Reviewer Comment (2020-01-09): Uploaded as a trailing doc Buyer Comment (2020-01-08): Please see attached, thank youi	01/09/2020			1	A	[REDACTED]	IL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209356001				15780520	[REDACTED]	[REDACTED]	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of [REDACTED] is less than Guideline minimum loan amount of [REDACTED]	Minimum Loan Amount on Bank Statement program is [REDACTED] Provide a Lender Deviation with 2-3 supporting compensating factors.				Reviewer Comment (2019-12-26): Deviation provided as trailing doc Buyer Comment (2019-12-26): Please see attached. Thank you.	12/26/2019			1	A	[REDACTED]	IL	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
209950216				16599148	[REDACTED]	[REDACTED]	Credit	Guideline	Guideline Issue	Guideline	Gift Funds are not permitted per guides.		Borrower received Gift Funds from a Non-Relative. Lender deviation provided.	Borrower's FICO score is above the minimum by 20 points or more. The representative FICO score exceeds the guideline minimum by at least 40 points. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	FICO score above minimum by 20 points or greater. FICO: 755 Significant Down Payment	Originator Owner Owner Owner,Originator	Reviewer Comment (2020-02-21): Lender Deviation Approval in file supported by Compensating Factors			02/21/2020	2	B	[REDACTED]	FL	Investment	Purchase		B	B	B	B			A	A			No